Taxes on Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income (Textual)
Israeli corporate income tax rate	25.00%	26.50%	26.50%
Israeli corporate tax rate reduction, description	On January 4, 2016, the Israeli Parliament's Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 216) (Reduction of Corporate Tax Rate) which consists of the reduction of the corporate tax rate from 26.5% to 25%, effective January 1, 2016.
Income tax rate, description	The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.
Limitation of tax benefits, description	The duration of tax benefits is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Israeli Companies began to utilize such tax benefits in 2010.
Tax-exempt income	$ 53,219
Reduced corporate tax rate income	$ 13,305
Corporate tax rate, description	A Preferred Company is entitled to a reduced corporate flat tax rate of 15% with respect to its preferred income derived by its Preferred Enterprise in 2011-2012, unless the Preferred Enterprise is located in a certain development zone, in which case the rate will be 10%. Such corporate tax rate were reduced to 12.5% and 7%, respectively, in 2013 and increased to 16% and 9% in 2014 and thereafter. Income derived by a Preferred Company from a "Special Preferred Enterprise" (as such term is defined in the Investment Law) would be entitled, during a benefits period of 10 years, to further reduced tax rates of 8%, or to 5% if the Special Preferred Enterprise is located in a certain development zone.
Dividends paid percentage	15.00%		20.00%
Undistributed earnings of foreign subsidiaries	$ 5,321
Carryforward operating tax losses	24,000
Unrecognized tax benefits	0	$ 26	$ (79)
Uncertain tax positions	$ 96	$ 96